SECURITIES AND EXCHANGE
                 COMMISSION Washington, DC
                 20549
                 Rule 24f-2 Notice for
                IAI Government Fund and
              IAI Minnesota Tax Free Fund
              (collectively, the "Funds")
                separate portfolios of
             IAI Investment Funds VI, Inc.
                    File #33-40496


1.   The Funds' most recent fiscal year ended
November 30, 1995.

2. No securities have been registered by the Funds during the fiscal year ended November
     30, 1995, other than pursuant to Rule 24f-
     2.

3. During the fiscal year ending November 30, 1995, 2,865,250 shares of Series B Common
     Stock, representing interests in IAI
     Government Fund, with an approximate value of $28,157,908, and 334,546 shares of
     Series D Common Stock, representing
     interests in IAI Minnesota Tax Free Fund, with an approximate value of $3,314,780 were sold in reliance upon Rule 24f-2.
     During the same period, the Funds redeemed
     2,076,068 shares of Series B Common Stock, representing interests in IAI Government
     Fund, with an approximate value of
     $20,427,646, and 416,081 shares of Series D
     Common Stock, representing interests in IAI
     Minnesota Tax Free Fund, with an
     approximate value of $4,156,698, resulting in a net increase of 707,647 shares with an approximate value of $6,888,344.

4.   1/29% of $6,888,344 is $2,375.  Such amount
     has been wired to the Commission's account at Mellon Bank.

                         IAI Investment Funds
     VI, Inc.
By________________________
                             William C. Joas
                         Its Secretary

                         Dated:  January 22,
1996